Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 29, 2015
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Dec. 30, 2015
USA Mutuals Beating Beta Fund | USA Mutuals Beating Beta Fund - Institutional Class Shares
Prospectus:
Trading Symbol	BEAIX
USA Mutuals Beating Beta Fund | USA Mutuals Beating Beta Fund - Investor Class Shares
Prospectus:
Trading Symbol	BEATX
USA Mutuals Beating Beta Fund | USA Mutuals Beating Beta Fund - Class A Shares
Prospectus:
Trading Symbol	BEABX
USA Mutuals Beating Beta Fund | USA Mutuals Beating Beta Fund - Class C Shares
Prospectus:
Trading Symbol	BEAQX
USA Mutuals Dynamic Market Opportunity Fund | USA Mutuals Dynamic Market Opportunity Fund - Institutional Class Shares
Prospectus:
Trading Symbol	DMOIX
USA Mutuals Dynamic Market Opportunity Fund | USA Mutuals Dynamic Market Opportunity Fund - Investor Class Shares
Prospectus:
Trading Symbol	DMONX
USA Mutuals Dynamic Market Opportunity Fund | USA Mutuals Dynamic Market Opportunity Fund - Class A Shares
Prospectus:
Trading Symbol	DMOAX
USA Mutuals Dynamic Market Opportunity Fund | USA Mutuals Dynamic Market Opportunity Fund - Class C Shares
Prospectus:
Trading Symbol	DMORX